Investments - Summary of financial information on the main associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
TOTAL ASSETS	€ 1,867,515	€ 1,837,081	€ 1,797,062
TOTAL LIABILITIES	1,754,767	1,729,754	1,692,821
Profit or loss for the year	15,500	13,744	12,183
Other accumulated comprehensive income	(37,974)	(36,595)	(35,020)
Equity	112,748	107,327	104,241	€ 97,585
TOTAL LIABILITIES AND EQUITY	1,867,515	1,837,081	1,797,062
Profit (loss) from continuing operations	13,958	12,503	11,125
Profit/(loss) after tax from discontinued operations	1,542	€ 1,241	€ 1,058
Aggregate amounts for entities accounted for using the equity method | Merlin Properties, SOCIMI, S.A.
Disclosure of associates [line items]
Current assets	1,701
Non current assets	11,758
TOTAL ASSETS	13,459
Current liabilities	840
Non current liabilities	5,118
TOTAL LIABILITIES	5,958
Profit or loss for the year	284
Other accumulated comprehensive income	(11)
Rest of equity	7,228
Equity	7,501
TOTAL LIABILITIES AND EQUITY	13,459
Ordinary activities income	544
Profit (loss) from continuing operations	284
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Metrovacesa, S.A.
Disclosure of associates [line items]
Current assets	2,025
Non current assets	389
TOTAL ASSETS	2,414
Current liabilities	507
Non current liabilities	310
TOTAL LIABILITIES	817
Profit or loss for the year	16
Other accumulated comprehensive income	0
Rest of equity	1,581
Equity	1,597
TOTAL LIABILITIES AND EQUITY	2,414
Ordinary activities income	658
Profit (loss) from continuing operations	16
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Pluxee Beneficios Brasil, S.A.
Disclosure of associates [line items]
Current assets	689
Non current assets	652
TOTAL ASSETS	1,341
Current liabilities	254
Non current liabilities	578
TOTAL LIABILITIES	832
Profit or loss for the year	87
Other accumulated comprehensive income	0
Rest of equity	422
Equity	509
TOTAL LIABILITIES AND EQUITY	1,341
Ordinary activities income	457
Profit (loss) from continuing operations	87
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Zurich Santander Insurance America, S.L. - Consolidated
Disclosure of associates [line items]
Current assets	2,434
Non current assets	20,190
TOTAL ASSETS	22,624
Current liabilities	657
Non current liabilities	21,021
TOTAL LIABILITIES	21,678
Profit or loss for the year	534
Other accumulated comprehensive income	(33)
Rest of equity	445
Equity	946
TOTAL LIABILITIES AND EQUITY	22,624
Ordinary activities income	4,559
Profit (loss) from continuing operations	534
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | CNP Santander
Disclosure of associates [line items]
Current assets	165
Non current assets	2,139
TOTAL ASSETS	2,304
Current liabilities	186
Non current liabilities	1,726
TOTAL LIABILITIES	1,912
Profit or loss for the year	101
Other accumulated comprehensive income	(9)
Rest of equity	300
Equity	392
TOTAL LIABILITIES AND EQUITY	2,304
Ordinary activities income	568
Profit (loss) from continuing operations	101
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Santander Caceis Latam Holding 1, S.L
Disclosure of associates [line items]
Current assets	201
Non current assets	579
TOTAL ASSETS	780
Current liabilities	315
Non current liabilities	35
TOTAL LIABILITIES	350
Profit or loss for the year	97
Other accumulated comprehensive income	0
Rest of equity	333
Equity	430
TOTAL LIABILITIES AND EQUITY	780
Ordinary activities income	163
Profit (loss) from continuing operations	97
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | U.C.I., S.A.
Disclosure of associates [line items]
Current assets	397
Non current assets	8,876
TOTAL ASSETS	9,273
Current liabilities	6,930
Non current liabilities	1,715
TOTAL LIABILITIES	8,645
Profit or loss for the year	(75)
Other accumulated comprehensive income	114
Rest of equity	589
Equity	628
TOTAL LIABILITIES AND EQUITY	9,273
Ordinary activities income	499
Profit (loss) from continuing operations	(75)
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Hyundai Capital UK Limited
Disclosure of associates [line items]
Current assets	2,022
Non current assets	3,665
TOTAL ASSETS	5,687
Current liabilities	3,685
Non current liabilities	1,480
TOTAL LIABILITIES	5,165
Profit or loss for the year	77
Other accumulated comprehensive income	(1)
Rest of equity	446
Equity	522
TOTAL LIABILITIES AND EQUITY	5,687
Ordinary activities income	426
Profit (loss) from continuing operations	77
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Fortune Auto Finance Co., Ltd
Disclosure of associates [line items]
Current assets	167
Non current assets	1,933
TOTAL ASSETS	2,100
Current liabilities	10
Non current liabilities	1,627
TOTAL LIABILITIES	1,637
Profit or loss for the year	20
Other accumulated comprehensive income	0
Rest of equity	443
Equity	463
TOTAL LIABILITIES AND EQUITY	2,100
Ordinary activities income	159
Profit (loss) from continuing operations	20
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.
Disclosure of associates [line items]
Current assets	157
Non current assets	1,710
TOTAL ASSETS	1,867
Current liabilities	140
Non current liabilities	1,243
TOTAL LIABILITIES	1,383
Profit or loss for the year	145
Other accumulated comprehensive income	(21)
Rest of equity	360
Equity	484
TOTAL LIABILITIES AND EQUITY	1,867
Ordinary activities income	907
Profit (loss) from continuing operations	145
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Banco RCI Brasil S.A.
Disclosure of associates [line items]
Current assets	10
Non current assets	2,221
TOTAL ASSETS	2,231
Current liabilities	112
Non current liabilities	1,924
TOTAL LIABILITIES	2,036
Profit or loss for the year	54
Other accumulated comprehensive income	4
Rest of equity	137
Equity	195
TOTAL LIABILITIES AND EQUITY	2,231
Ordinary activities income	312
Profit (loss) from continuing operations	54
Profit/(loss) after tax from discontinued operations	€ 0